CAPITAL SECURITIES - Reconciliation of cash flows from financing activities from capital securities (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Non-cash changes on capital securities
Capital Securities	$ 4,165
Capital securities redeemed net of issued	(905)
Non-cash changes on capital securities
Fair value changes	26
Foreign currency translation	(4)
Assumed from business combinations	103
Capital Securities	$ 3,385